Accounts Receivable, Net	12 Months Ended
Dec. 31, 2016
Accounts Receivable, Net
Accounts Receivable, Net

4. Accounts Receivable, Net

	As of December 31,
	2015	2016
	RMB	RMB
Components of accounts receivable are as follows:
Delivery service providers (Note a)	135,050	209,340
Other trade receivables (Note b)	190,792	2,165,639
Other	25,581	5,148

Subtotal	351,423	2,380,127

Less: allowance for doubtful debts	—	(46,209)
Total	351,423	2,333,918

No individual accounts receivable consists more than 10% of the account receivable as of December 31, 2015 and 2016.

Note a:	For certain sales transactions, delivery service providers will collect payments from the Group's customers upon delivery of goods, and remit such payments back to the Group on a periodic basis.
Note b:	The Group provides consumer financing to certain customers as part of the Group's internet financing activities conducted since 2015.

        The movement of allowance for doubtful debts during the years are as follow:

	Year ended December 31,
	2014	2015	2016
	RMB	RMB	RMB
Allowance for doubtful debts:
Balance at beginning of the year	—	—	—
Allowance during the year	—	—	(53,316)
Write-offs during the year	—	—	7,107

Balance at end of the year	—	—	(46,209)